UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4809

Liberty All-Star Equity Fund
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	12/31/05

Date of reporting period:	9/30/05

Item 1. Schedule of Investments.

Schedule of Investments as of September 30, 2005 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (98.2%)
CONSUMER DISCRETIONARY (20.7%)

Auto Components (1.6%)
Johnson Controls, Inc.	190,775	$11,837,589
Magna International, Inc., Class A	78,800	5,898,968
Visteon Corp. (a)	430,600	4,211,268
		21,947,825
Automobiles (0.5%)
Honda Motor Co., Ltd. (b)	232,250	6,595,900

Diversified Consumer Services (0.8%)
Apollo Group, Inc., Class A (a)	151,300	10,044,807

Hotels, Restaurants & Leisure (3.5%)
Carnival Corp.	144,225	7,208,365
GTECH Holdings Corp.	40,075	1,284,804
Harrah’s Entertainment, Inc.	88,000	5,736,720
Marriott International, Inc., Class A	90,000	5,670,000
Starbucks Corp. (a)	282,360	14,146,236
Starwood Hotels & Resorts Worldwide, Inc.	226,975	12,976,161
		47,022,286
Household Durables (1.1%)
Newell Rubbermaid, Inc.	149,825	3,393,536
Whirlpool Corp.	139,950	10,604,012
		13,997,548
Internet & Catalog Retail (3.6%)
Amazon.com, Inc. (a)	474,600	21,499,380
eBay, Inc. (a)	635,400	26,178,480
		47,677,860
Media (5.1%)
Comcast Corp., Class A (a)	285,000	8,202,300
Getty Images, Inc. (a)	75,000	6,453,000
Interpublic Group of Companies, Inc. (a)	460,000	5,354,400
Liberty Global, Inc., Class A (a)	150,537	4,076,542
Liberty Global, Inc., Series C (a)	151,712	3,906,584
Liberty Media Corp., Class A (a)	882,561	7,104,616

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)
Media (continued)
Pixar, Inc. (a)	206,100	$9,173,511
Time Warner, Inc.	410,000	7,425,100
The Walt Disney Co.	224,000	5,405,120
XM Satellite Radio Holdings, Inc., Class A (a)	299,280	10,747,145
		67,848,318
Multiline Retail (1.5%)
J.C. Penney Co., Inc.	120,100	5,695,142
Kohl’s Corp. (a)	43,900	2,202,902
Wal-Mart Stores, Inc.	287,400	12,593,868
		20,491,912
Specialty Retail (3.0%)
Circuit City Stores, Inc.	56,800	974,688
Foot Locker, Inc.	69,450	1,523,733
The Gap, Inc.	420,000	7,320,600
RadioShack Corp.	240,525	5,965,020
Ross Stores, Inc.	300,000	7,110,000
TJX Companies, Inc.	573,825	11,751,936
Williams-Sonoma, Inc. (a)	155,000	5,944,250
		40,590,227
CONSUMER STAPLES (3.0%)

Food & Staples Retailing (0.9%)
Walgreen Co.	281,000	12,209,450

Food Products (2.1%)
Dean Foods Co. (a)	58,800	2,284,968
General Mills, Inc.	128,700	6,203,340
Sara Lee Corp.	617,175	11,695,466
Tate & Lyle PLC (b)	229,075	7,363,502
		27,547,276
ENERGY (3.6%)

Energy Equipment & Services (1.9%)
Halliburton Co.	144,000	9,866,880
Schlumberger Ltd.	85,000	7,172,300
Tidewater, Inc.	176,000	8,565,920
		25,605,100

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)
Oil, Gas & Consumable Fuels (1.7%)
BP PLC (b)	88,200	$6,248,970
Burlington Resources, Inc.	114,000	9,270,520
Newfield Exploration Co. (a)	130,000	6,383,000
		21,902,490
FINANCIALS (20.4%)

Capital Markets (2.2%)
Merrill Lynch & Co., Inc.	150,000	9,202,500
Morgan Stanley	383,925	20,708,915
		29,911,415
Commercial Banks (2.9%)
Bank of America Corp. (c)	170,000	7,157,000
Bank of New York Co., Inc.	291,000	8,558,310
Comerica, Inc.	117,925	6,945,782
Commerce Bancorp, Inc.	253,330	7,774,698
Fifth Third Bancorp	80,000	2,938,400
Hudson City Bancorp, Inc.	111,075	1,321,793
North Fork Bancorporation, Inc.	154,125	3,930,187
		38,626,170
Diversified Financial Services (3.4%)
CIT Group, Inc.	126,925	5,734,471
Citigroup, Inc.	495,200	22,541,504
J.P. Morgan Chase & Co.	489,175	16,597,708
		44,873,683
Insurance (9.0%)
AFLAC, Inc.	66,200	2,998,860
Allstate Corp.	134,625	7,443,416
American International Group, Inc.	214,450	13,287,322
Aon Corp.	509,725	16,351,978
Genworth Financial, Inc., Class A	190,825	6,152,198
Loews Corp.	64,837	5,991,587
Marsh & McLennan Companies, Inc.	232,700	7,071,753
MetLife, Inc.	255,975	12,755,234
The Progressive Corp.	232,105	24,317,641

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)
Insurance (continued)
RenaissanceRe Holdings Ltd.	49,650	$2,171,195
Torchmark Corp.	212,875	11,246,186
XL Capital Ltd., Class A	151,550	10,309,947
		120,097,317
Real Estate (0.4%)
Host Marriott Corp.	50,000	845,000
The St. Joe Co.	11,500	718,175
Trizec Properties, Inc., REIT	177,350	4,089,691
		5,652,866
Thrifts & Mortgage Finance (2.5%)
Fannie Mae	399,450	17,903,349
Freddie Mac	214,950	12,136,077
The PMI Group, Inc.	14,375	573,131
Washington Mutual, Inc.	72,075	2,826,782
		33,439,339
HEALTH CARE (13.1%)

Biotechnology (6.1%)
Affymetrix, Inc. (a)	147,000	6,795,810
Amgen, Inc. (a)	184,800	14,723,016
Charles River Laboratories International, Inc. (a)	124,000	5,408,880
Genentech, Inc. (a)	306,200	25,785,102
Genzyme Corp. (a)	114,800	8,224,272
Invitrogen Corp. (a)	87,000	6,545,010
MedImmune, Inc. (a)	424,000	14,267,600
		81,749,690
Health Care Equipment & Supplies (2.5%)
Alcon, Inc.	69,800	8,926,024
Boston Scientific Corp. (a)	270,000	6,309,900
Fisher Scientific International, Inc. (a)	120,000	7,446,000
St. Jude Medical, Inc. (a)	147,300	6,893,640
Varian Medical Systems, Inc. (a)	96,355	3,806,986
		33,382,550

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)
Health Care Providers & Services (1.8%)
AmerisourceBergen Corp.	155,550	$12,024,015
HCA, Inc.	116,325	5,574,294
McKesson Corp.	20,900	991,705
Triad Hospitals, Inc. (a)	117,750	5,330,543
		23,920,557
Pharmaceuticals (2.7%)
Bristol-Myers Squibb Co.	420,000	10,105,200
Pfizer, Inc.	654,450	16,341,616
Wyeth	206,000	9,531,620
		35,978,436
INDUSTRIALS (10.3%)

Aerospace & Defense (2.6%)
The Boeing Co.	347,175	23,590,541
Bombardier, Inc., Class B	1,154,500	2,853,440
Goodrich Corp.	52,775	2,340,044
L-3 Communications Holdings, Inc.	82,000	6,483,740
		35,267,765
Airlines (0.2%)
AMR Corp. (a)	68,850	769,743
Southwest Airlines Co.	137,500	2,041,875
		2,811,618
Commercial Services & Supplies (0.5%)
Monster Worldwide, Inc. (a)	215,000	6,602,650

Construction & Engineering (0.2%)
Jacobs Engineering Group, Inc. (a)	35,000	2,359,000

Electrical Equipment (1.7%)
ABB Ltd. (a)(b)	140,200	1,031,872
American Power Conversion Corp.	581,200	15,053,080
Emerson Electric Co.	82,000	5,887,600
		21,972,552
Industrial Conglomerates (2.2%)
General Electric Co.	421,200	14,181,804
Tyco International Ltd.	534,825	14,894,876
		29,076,680

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)
Machinery (1.2%)
Caterpillar, Inc.	140,000	$8,225,000
Deere & Co.	7,025	429,930
Navistar International Corp. (a)	229,175	7,432,145
		16,087,075
Road & Rail (1.5%)
CSX Corp.	178,775	8,309,462
Swift Transportation Co., Inc. (a)	78,075	1,381,928
Union Pacific Corp.	152,350	10,923,495
		20,614,885
Trading Companies & Distributors (0.2%)
Hughes Supply, Inc.	98,125	3,198,875

INFORMATION TECHNOLOGY (21.8%)

Communications Equipment (2.7%)
Cisco Systems, Inc. (a)	207,200	3,715,096
Motorola, Inc.	380,000	8,394,200
Nokia Oyj (b)	470,000	7,947,700
QUALCOMM, Inc.	354,400	15,859,400
		35,916,396
Computers & Peripherals (2.6%)
Dell, Inc. (a)	244,900	8,375,580
EMC Corp. (a)	547,500	7,084,650
Hewlett-Packard Co.	312,800	9,133,760
Network Appliance, Inc. (a)	441,415	10,479,192
		35,073,182
Electronic Equipment & Instruments (3.4%)
Agilent Technologies, Inc. (a)	397,800	13,027,950
AU Optronics Corp. (b)	392,980	5,093,021
Avnet, Inc. (a)	240,775	5,886,949
Celestica, Inc. (a)	155,650	1,760,401
Sanmina-SCI Corp. (a)	1,250,875	5,366,254
Symbol Technologies, Inc.	680,030	6,582,690
Vishay Intertechnology, Inc. (a)	600,000	7,170,000
		44,887,265

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)
Internet Software & Services (2.9%)
Google, Inc., Class A (a)	37,600	$11,898,896
VeriSign, Inc. (a)	200,000	4,274,000
Yahoo!, Inc. (a)	668,100	22,608,504
		38,781,400
IT Services (1.3%)
BearingPoint, Inc. (a)	566,005	4,295,978
Computer Sciences Corp. (a)	196,350	9,289,318
Convergys Corp. (a)	23,700	340,569
First Data Corp.	90,000	3,600,000
		17,525,865
Semiconductors & Semiconductor Equipment (4.4%)
Analog Devices, Inc.	155,000	5,756,700
Intel Corp.	649,000	15,997,850
Maxim Integrated Products, Inc.	254,350	10,848,027
Novellus Systems, Inc. (a)	319,300	8,008,044
Teradyne, Inc. (a)	195,875	3,231,938
Texas Instruments, Inc.	240,000	8,136,000
Xilinx, Inc.	238,100	6,631,085
		58,609,644
Software (4.5%)
Adobe Systems, Inc.	201,570	6,016,865
Autodesk, Inc.	158,000	7,337,520
Computer Associates International, Inc.	455,208	12,659,334
Electronic Arts, Inc. (a)	171,100	9,733,879
Microsoft Corp.	676,675	17,410,848
Oracle Corp. (a)	550,000	6,814,500
Symantec Corp. (a)	3,430	77,724
		60,050,670
MATERIALS (1.9%)

Chemicals (1.3%)
Bayer AG (b)	86,935	3,199,208
Lyondell Chemical Co.	27,200	778,464
The Mosaic Co. (a)	458,025	7,337,560
Praxair, Inc.	134,000	6,422,620
		17,737,852

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)
Containers & Packaging (0.1%)
Pactiv Corp. (a)	98,925	$1,733,166

Paper & Forest Products (0.5%)
Abitibi Consolidated, Inc.	379,925	1,538,696
International Paper Co.	164,482	4,901,564
		6,440,260
TELECOMMUNICATION SERVICES (0.3%)

Diversified Telecommunication Services (0.0%)
Sprint Nextel Corp.	17,450	414,961

Wireless Telecommunication Services (0.3%)
Telephone & Data Systems, Inc.	33,550	1,308,450
Telephone & Data Systems, Inc., Special Common Shares	71,825	2,697,029
		4,005,479
UTILITIES (3.1%)

Electric Utilities (0.5%)
Exelon Corp.	125,000	6,680,000

Independent Power Producers (1.3%)
NRG Energy, Inc. (a)	90,525	3,856,365
Reliant Energy, Inc. (a)	877,175	13,543,582
		17,399,947
Multi-Utilities (1.3%)
Sempra Energy	153,400	7,219,004
Wisconsin Energy Corp.	234,475	9,360,242
		16,579,246
TOTAL COMMON STOCKS (COST OF $1,181,583,884)		1,310,939,455

	INTEREST	MATURITY	PAR
	RATE	DATE	VALUE
CONVERTIBLE BONDS (0.0%)
INDUSTRIALS (0.0%)

Airlines (0.0%)
AMR Corp (Cost of $141,123)	8.00%	06/03/23	$176,000	142,569

See Notes to Schedule of Investments.

	PAR VALUE	MARKET VALUE
SHORT-TERM INVESTMENT (2.1%)
REPURCHASE AGREEMENT (2.1%)
Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.15%, collateralized by several U.S. Treasury Bonds with various maturity dates, market value of $29,229,213 (repurchase proceeds $28,650,519) (Cost of $28,643,000)	$28,643,000	$28,643,000

TOTAL INVESTMENTS (100.3%) (COST OF $1,210,368,007)		1,339,725,024

OTHER ASSETS & LIABILITIES, NET (-0.3)%		(4,453,493)

NET ASSETS (100.0%)		$1,335,271,531

NET ASSET VALUE PER SHARE (152,790,940 SHARES OUTSTANDING)		$8.74

NOTES TO SCHEDULE OF INVESTMENTS:

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees (the “Board”), based upon market transactions for normal, institutionalsize trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board.

(a) Non-income producing security.
(b) Represents an American Depositary Receipt.
(c) Investments in affiliates during the nine months ended September 30, 2005

Security name:	Bank of America Corp.
Shares as of 12/31/04:	228,912
Shares purchased:	—
Shares sold:	58,912
Shares as of 09/30/05:	170,000
Net realized gain:	$539,279
Dividend income earned:	$264,520
Value at end of period:	$7,157,000

Gross unrealized appreciation and depreciation of investments at September 30, 2005 is as follows:

Gross unrealized appreciation	$234,484,549
Gross unrealized depreciation	(105,127,532)
Net unrealized appreciation	$129,357,017

ACRONYM	NAME
REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Liberty All-Star Equity Fund

By (Signature and Title)	/s/ William R. Parmentier, Jr
William R. Parmentier, Jr., President

Date	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ William R. Parmentier, Jr
William R. Parmentier, Jr., President

Date	November 28, 2005

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	November 28, 2005